Operating Expenses - Schedule of Cost of Revenue (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Cost of Revenue [Line Items]
Cost of revenues	$ 4,686,379	$ 3,563,660	$ 9,013,739	$ 7,367,528
Personnel expenses [Member]
Cost of Revenue [Line Items]
Cost of revenues	1,528,101	1,367,030	2,909,754	2,843,652
Rental vehicle maintenance and repair expense [Member]
Cost of Revenue [Line Items]
Cost of revenues	445,067	270,212	766,111	466,647
Data cost expenses [Member]
Cost of Revenue [Line Items]
Cost of revenues	878,639	408,369	1,670,995	767,983
Depreciation and amortization expense [Member]
Cost of Revenue [Line Items]
Cost of revenues	522,201	705,151	1,215,817	1,596,492
Operating lease expense [Member]
Cost of Revenue [Line Items]
Cost of revenues	263,061	344,773	526,516	656,362
Commission expenses [Member]
Cost of Revenue [Line Items]
Cost of revenues	531,522	150,365	939,318	286,128
Other [Member]
Cost of Revenue [Line Items]
Cost of revenues	$ 517,788	$ 317,760	$ 985,228	$ 750,264